Bank Borrowings - Loan Facilities (Details)	1 Months Ended
	May 31, 2019 HKD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 HKD ($)	Aug. 31, 2018 HKD ($) agreement	Nov. 30, 2017 HKD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2017 HKD ($) agreement	Sep. 30, 2019 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)
Revolving loan facility
Bank Borrowings
Term			3 years
Aggregate amount of credit facilities			$ 234,000,000								$ 30,000,000
Amount drawn from the credit facility								$ 0		$ 0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate			0.85%
Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities	$ 400,000,000			$ 507,000,000	$ 400,000,000		$ 546,000,000		$ 51,282,000			$ 65,000,000	$ 51,282,000	$ 70,000,000
Number of facility agreements entered | agreement				2			2
Unsecured credit facility | Term loan
Bank Borrowings
Term	3 years	3 years			3 years	3 years
Aggregate amount of credit facilities	$ 210,000,000				$ 210,000,000				26,923,000				26,923,000
Amount of upfront fee	$ 819,000	$ 105,000			$ 1,575,000	$ 202,000
Amount drawn from the credit facility								0
Unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate	0.85%	0.85%			1.50%	1.50%
Unsecured credit facility | Revolving loan facility
Bank Borrowings
Term	3 years	3 years			18 months	18 months
Aggregate amount of credit facilities	$ 190,000,000				$ 190,000,000				$ 24,359,000				$ 24,359,000
Amount drawn from the credit facility								0
Unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate	0.85%	0.85%			1.25%	1.25%
First unsecured credit facility | Term loan
Bank Borrowings
Term							18 months
Aggregate amount of credit facilities							$ 156,000,000							20,000,000
First unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate							1.25%
First unsecured credit facility | Revolving loan facility
Bank Borrowings
Term				2 years			18 months
Aggregate amount of credit facilities				$ 351,000,000			$ 195,000,000					45,000,000		25,000,000
Amount drawn from the credit facility								0		0
First unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate				1.35%			1.25%
Second unsecured credit facility | Term loan
Bank Borrowings
Term							18 months
Aggregate amount of credit facilities							$ 78,000,000							10,000,000
Second unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate							1.25%
Second unsecured credit facility | Revolving loan facility
Bank Borrowings
Term				2 years			18 months
Aggregate amount of credit facilities				$ 156,000,000			$ 117,000,000					$ 20,000,000		$ 15,000,000
Amount drawn from the credit facility								$ 0		$ 0
Second unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate				1.35%			1.25%